UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               ------------------
Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one):               [ ] is a restatement.
                                               [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Smithwood Advisers, LP
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Address: 1999 Avenue of the Stars, Suite 2040
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         Los Angeles, CA 90067
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Form 13F File Number: 28-11980
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Karen Tallman
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Title:   Chief Compliance Officer
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Phone:   (310) 286-2929
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Signature, Place, and Date of Signing:

/s/ Karen Tallman                    Los Angeles, CA            May 14, 2013
--------------------                 ---------------          -----------------
    [Signature]                       [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all entries are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-___________________   ________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORTING SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:                       0
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FORM 13F INFORMATION TABLE ENTRY TOTAL:                 49
                                                 ---------

FORM 13F INFORMATION TABLE VALUE TOTAL:          1,258,759
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LIST OF OTHER INCLUDED MANAGERS:                   NONE

                                                              VALUE     SHRS OR     SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT     PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
THE ADT CORPORATION               COM               00101J106   44,046    900,000   SH         SOLE               SOLE
AEROPOSTALE                       COM               007865108    8,228    605,000   SH         SOLE               SOLE
AGRIUM INC                        COM               008916108    4,875     50,000   SH         SOLE               SOLE
AMERICAN AXLE & MFG HLDGS INC     COM               024061103   22,523  1,650,000   SH         SOLE               SOLE
AMERICAN INTL GROUP INC           COM NEW           026874784   62,112  1,600,000   SH         SOLE               SOLE
AUGUSTA RES CORP                  COM NEW           050912203    8,576  3,345,500   SH         SOLE               SOLE
AVIS BUDGET GROUP                 COM               053774105   13,915    500,000   SH         SOLE               SOLE
BHP BILLITON PLC                  SPONSORED ADR     05545E209   67,220  1,000,000   SH   PUT   SOLE               SOLE
CHEMTURA CORP                     COM NEW           163893209   53,485  2,475,000   SH         SOLE               SOLE
CIENA CORP                        COM NEW           171779309    4,803    300,000   SH         SOLE               SOLE
CYRUSONE INC                      COM               23283R100   22,840  1,000,000   SH         SOLE               SOLE
DANA HLDG CORP                    COM               235825205   33,877  1,900,000   SH         SOLE               SOLE
DELPHI AUTOMOTIVE PLC             SHS               G27823106   22,200    500,000   SH         SOLE               SOLE
DEVON ENERGY CORP NEW             COM               25179M103   19,798    350,905   SH         SOLE               SOLE
DIGITALGLOBE INC                  COM NEW           25389M877    5,782    200,000   SH         SOLE               SOLE
DISH NETWORK CORP                 CL A              25470M109   37,900  1,000,000   SH         SOLE               SOLE
FIFTH & PAC COS INC               COM               316645100   87,363  4,627,300   SH         SOLE               SOLE
FORD MTR CO DEL                   COM PAR $0.01     345370860   16,438  1,250,000   SH         SOLE               SOLE
FORD MTR CO DEL                   COM PAR $0.01     345370860   27,420  2,000,000   SH   CALL  SOLE               SOLE
GLOBECOMM SYSTEMS INC             COM               37956X103   18,015  1,500,000   SH         SOLE               SOLE
GOOGLE INC                        CL A              38259P508   63,535     80,000   SH         SOLE               SOLE
GRAPHIC PACKAGING HLDG CO         COM               388689101    7,490  1,000,000   SH         SOLE               SOLE
GREEN MTN COFFEE ROASTERS INC     COM               393122106   14,350    250,000   SH   PUT   SOLE               SOLE
GREENLIGHT CAPITAL RE LTD         CLASS A           G4095J109    2,445    100,000   SH         SOLE               SOLE
HERTZ GLOBAL HOLDINGS INC         COM               42805T105   67,040  3,011,700   SH         SOLE               SOLE
ISHARES TR                        RUSSELL 2000      464287655   94,100  1,000,000   SH   PUT   SOLE               SOLE
JONES GROUP INC                   COM               48020T101   28,009  2,202,000   SH         SOLE               SOLE
LOWES COS INC                     COM               548661107   30,336    800,000   SH         SOLE               SOLE
MARATHON OIL CORP                 COM               565849106   22,400    250,000   SH         SOLE               SOLE
MEADWESTVACO CORP                 COM               583334107    9,075    250,000   SH         SOLE               SOLE
NEWELL RUBBERMAID INC             COM               651229106   52,200  2,000,000   SH         SOLE               SOLE
NOKIA CORP                        SPONSORED ADR     654902204    3,416  1,010,600   SH   PUT   SOLE               SOLE
OAKTREE CAP GROUP LLC             UNIT              674001201   33,102    648,800   SH         SOLE               SOLE
ORACLE CORP                       COM               68389X105   22,631    700,000   SH         SOLE               SOLE
PRICELINE COM INC                 COM NEW           741503403   34,408     50,000   SH         SOLE               SOLE
REPROS THERAPEUTICS INC           COM NEW           76028H118      814     40,000   SH   CALL  SOLE               SOLE
SANDISK CORP                      COM               80004C101   16,251    309,900   SH   CALL  SOLE               SOLE
SCIENTIFIC GAMES CORP             CL A              80874P109    8,297    948,200   SH         SOLE               SOLE
SPRINT NEXTEL CORP                COM SER 1         852061100    1,553    250,000   SH         SOLE               SOLE
SYNTA PHARMACEUTICALS CORP        COM               87162T206      860    100,000   SH         SOLE               SOLE
TENNECO INC                       COM               880349105   11,793    300,000   SH         SOLE               SOLE
TEXAS INSTRS INC                  COM               882508104    3,548    100,000   SH         SOLE               SOLE
TIFFANY & CO NEW                  COM               886547108   26,842    386,000   SH         SOLE               SOLE
TRW AUTOMOTIVE HLDGS CORP         COM               87264S106   19,250    350,000   SH         SOLE               SOLE
TUMI HLDGS INC                    COM               89969Q104    3,141    150,000   SH         SOLE               SOLE
UNITEDHEALTH GROUP INC            COM               91324P102   28,605    500,000   SH         SOLE               SOLE
WELLS FARGO & CO NEW              COM               949746101    7,398    200,000   SH         SOLE               SOLE
WILLIAMS SONOMA INC               COM               969904101   36,064    700,000   SH         SOLE               SOLE
ZOETIS INC                        CL A              98978V103   28,390    850,000   SH         SOLE               SOLE
                                                             ---------
                             TOTAL                           1,258,759
                                                             =========